SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jun. 12, 2018	Nov. 06, 2017	Feb. 13, 2015
Significant Accounting Policies [Line Items]
Standard and Extended Product Warranty Accrual	$ 80,273		$ 80,273		$ 64,957	$ 64,957
Product Warranty Expense	$ 5,208	$ 0	$ 15,316	$ 0
Disclosure on Geographic Areas, Long-Lived Assets					Approximately 99% of the Company’s assets are US-based and all sales for the years ended March 31, 2018 and 2017 were made by the Company’s US subsidiary, Bionik, Inc. In addition, all of the Company’s technology and other assets and goodwill are connected to the acquisition by the Company in April 2016 of Bionik, Inc. Equipment connected to Bionik Inc. amounts to $120,910 and $39,051 is connected to equipment at the Company’s Canadian subsidiary Bionik Laboratories Inc.
Common Stock, Shares Authorized	500,000,000		500,000,000		250,000,000	150,000,000	500,000,000	250,000,000	200,000,000
Loss on Mark to Market Reevaluation			$ (2,048,697)	$ 0	$ 376,674	$ 0
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum					50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum					20.00%
Demonstration Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum					50.00%
Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum					20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum					20.00%
Equipment [Member] | CANADA
Significant Accounting Policies [Line Items]
Equipment, Net					$ 39,051
Equipment [Member] | UNITED STATES
Significant Accounting Policies [Line Items]
Equipment, Net					$ 120,910